BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2021
BASIS OF PREPARATION
BASIS OF PREPARATION

2.     BASIS OF PREPARATION

(a)     Statement of compliance with IFRS

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

(b)     Basis of measurement

The Company’s consolidated financial statements have been prepared on the historical cost basis except as explained in the accounting policies set out in Note 3.

(c)     Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its wholly-owned subsidiaries, Neovasc Medical Inc., Neovasc Tiara Inc., Neovasc (US) Inc., Neovasc Medical Ltd., B-Balloon Ltd. (which is in the process of being voluntarily liquidated), Neovasc GmbH, and Neovasc Management Inc. All intercompany balances and transactions have been eliminated upon consolidation.

(d)     Presentation of financial statements

The Company has elected to present the ‘Statements of Loss and Comprehensive Loss’ in a single statement.

2.     BASIS OF PREPARATION (continued)

(e)     Use of estimates and management judgment

The preparation of consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results may differ from those estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimates are revised and in any future years affected.

Significant areas requiring the use of estimates relate to the determination of the net realizable value of inventory (obsolescence provisions), allowance for doubtful accounts receivable, impairment of non-financial assets, useful lives of depreciable assets and expected life, and volatility and forfeiture rates for share-based payments.

Inventories

The Company estimates the net realizable values of inventories, taking into account the most reliable evidence available at each reporting date. The future realization of these inventories may be affected by future technology or other market-driven changes that may reduce future selling prices. Reducer research and development supplies are expensed as the supplies are used.

Allowance for doubtful accounts receivable

The Company has established and applied a provision matrix to the trade accounts receivables balances in order to calculate an allowance for doubtful accounts on adoption of IFRS 9 -Financial Instruments. Actual collectability of customer balances can vary from the Company’s estimation.

Impairment of long-lived assets

In assessing impairment, the Company estimates the recoverable amount of each asset or cash generating unit based on expected future cash flows and uses an interest rate to discount them. Estimation uncertainty relates to assumptions about future operating results and the determination of a suitable discount rate.

Useful lives of depreciable assets

The Company reviews its estimate of the useful lives of depreciable assets at each reporting date, based on the expected utilization of the assets.

2.     BASIS OF PREPARATION (continued)

(e)     Use of estimates and management judgment (continued)

Share-based payments

The Company measures the cost of equity-settled transactions by reference to the fair value of the equity instruments at the date at which they are granted. Estimating fair value for share-based payment transactions requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determining the most appropriate inputs to the valuation model including the expected life of the share option, risk free interest rate, volatility and forfeiture rates and making assumptions about them.

Determination of functional currency

The Company determines its functional currency as the United States dollar based on the primary economic environment in which it operates. IAS 21 The Effects of Changes in Foreign Exchange Rates outlines a number of factors to apply in determining the functional currency, which is subject to significant judgment by management. Management uses a number of factors to determine the primary economic environment in which the Company operates; it is normally the one in which it primarily generates and expends cash.

Deferred tax assets

Deferred tax assets are recognized in respect of tax losses and other temporary differences to the extent probable that there will be taxable income available against which the losses can be utilized. Judgment is required to determine the amount of deferred tax assets that can be recognized based on estimates of future taxable income.

Contingent Liabilities

Contingent liabilities are assessed continually to determine whether an outflow of resources embodying economic benefits has become probable. If it becomes probable that an outflow of future economic benefits will be required for an item previously dealt with as a contingent liability, a provision is recognized in the consolidated financial statements of the year in which the change in probability occurs.

Determination of discount rate to measure lease liabilities

The Company enters into leases with third-party landlords and as a consequence the rate implicit in the relevant lease is not readily determinable. Therefore, the Company uses its incremental borrowing rate as the discount rate for determining its lease liabilities at the lease commencement date. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow over similar terms which requires estimations when no observable rates are available.

2.     BASIS OF PREPARATION (continued)

(e)     Use of estimates and management judgment (continued)

Accounting for financing and determination of fair value of derivative liabilities

The determination of the accounting treatment for the financing transactions, most notably for those completed in November 2017, May 2019 and May 2020 is an area of significant management judgment. In particular, this involved the determination of whether the warrants issued and the conversion feature associated with the convertible note should be classified as equity or as derivative liabilities. The difference between the transaction amount and the fair value of the instruments issued in connection with the financing gives rise to a loss which has been deferred as the fair values were not determined using only observable market inputs. The manner in which the deferred loss will be recognized within income involves management judgment.

The warrants and convertible notes will be measured at fair value through profit and loss at each year end. The calculations of the fair value of these instruments involves the use of a number of estimates and a complex valuation model. The carrying amounts of these liabilities may change significantly as a result of changes to these estimates. Details of the estimates used as at December 31, 2021,2020 and 2019 are disclosed in Note 16.

Right of use asset and lease liability

At the commencement date, the Company measures the lease liability at the present value of the lease payments unpaid at that date, discounted using the interest rate implicit in the lease if that rate is readily available. If the interest rate implicit in the lease is not readily available, the Company discounts using the Company’s incremental borrowing rate. The Company measures the right-of-use assets at an amount equal to the lease liability adjusted for any prepaid or accrued lease payments that existed at the date of transition.